Condensed Consolidated Balance Sheet (Unaudited) - Innovative International Acquisition Corp. - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Current assets :
Cash and cash equivalents	$ 6,116,993	$ 3,686,741	$ 26,783,791
Accounts receivable, net of allowance for doubtful accounts	290,871	255,175	204,198
Receivable from government authorities	990,446	3,962,822	2,300,160
Short term investments with related parties	164,381	166,540
Prepaid expenses	219,388	909,828
Other current assets	1,138,719	1,150,209
Other current assets with related parties	46,040	19,682
Assets held for sale	656,885	923,176	4,298,419
Total current assets	9,623,723	11,074,173	35,556,039
Property and equipment, net of accumulated depreciation	1,886,794	2,728,523	2,993,628
Operating lease right-of-use assets	1,429,524	1,694,201	436,068
Intangible assets, net		33,412	75,819
Intangible assets, net of accumulated amortization	21,062	33,412
Long term investments	219,142	158,455	123,406
Long term investments with related parties	100,259	95,577	276,400
Receivable from government authorities	3,241,783	248,321	2,348,940
Other non-current assets	324,948	425,669	363,275
Total Assets	16,847,235	16,458,331	42,173,575
Current liabilities :
Accounts payable	14,049,750	6,547,978	6,318,686
Accounts payable towards related parties	129,935
Current portion of long-term debt	1,631,068	1,415,861	3,902,183
Current portion of long-term debt from related parties	922,300	1,054,887	842,707
Current portion of operating lease liabilities	484,174	466,669	137,307
Current portion of finance lease liabilities	2,143,253	1,257,423	1,093,695
Contract Liabilities	802,787	786,572	346,750
Current portion of pension and other employee obligations	178,439	146,006	176,891
Unsecured promissory note to related parties	2,027,840
Other current liabilities	3,315,493	2,917,965
Other current liabilities towards related parties	17,997	15,067
Total current liabilities	25,703,036	14,608,428	19,295,376
Long-term debt, less current portion	1,865,032	3,039,200	5,726,052
Long-term debt from related parties, less current portion			1,777,612
Operating lease liabilities, less current portion	1,047,261	1,284,755	302,564
Finance lease liabilities, less current portion	3,785,868	5,098,262	7,632,912
Pension and other employee obligations	509,512	438,808	407,513
Preferred stock warrant liability		1,190,691	1,610,938
Convertible promissory note		10,944,727
Senior Subordinated Convertible Promissory Notes		17,422,132
Unsecured Convertible Note	10,167,194
Derivative financial instrument		14,373,856
Total Liabilities	43,077,903	68,400,859	36,752,967
Redeemable noncontrolling interests		25,114,751	25,114,751
Mezzanine equity:
Temporary equity, shares subject to possible redemption		168,974,437	168,974,437
Stockholders’ equity:
Common stock, $0.0001 par value per share, 250,000,000 shares authorized as of December 31, 2023 and $0.0001 par value per share, 220,000,000 shares authorized as of March 31, 2023; 62,874,771 shares and 482,681 shares issued and outstanding as of December 31, 2023 and March 31, 2023 respectively	6,287	48	48
Common stock, $0.0001 par value, 482,681 shares and 482,814 shares issued and outstanding at March 31, 2023 and March 31, 2022 respectively	6,287	48	48
Additional paid-in capital	272,057,034	22,142,518	18,532,420
Accumulated deficit	(300,032,230)	(270,002,281)	(207,970,205)
Accumulated other comprehensive income	1,738,241	1,827,999	769,156
Total stockholders’ equity	(26,230,668)	(246,031,716)	(188,668,580)
Total liabilities, redeemable noncontrolling interests, mezzanine equity and stockholders’ equity	$ 16,847,235	16,458,331	42,173,575
Previously Reported
Current assets :
Other current assets		2,060,037	1,969,471
Current liabilities :
Other current liabilities		2,933,032	3,163,018
Other current liabilities towards related parties			$ 3,314,139